Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2020	December 31, 2019
Accrued payroll	$355,314	$312,044
Accrued rental fee	-	49,395
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	182,375	170,781
Accrued professional service fee	-	83,110
Other current liabilities	1,104,371	95,535
	$1,642,060	$710,865

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.